Acquisition of Blue Water Bar & Grill, N.V. (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Pro Forma Tables
	Blue Water Bar & Grill, Inc. 12/31/14	Blue Water Bar & Grill, N.V. 12/31/14	Pro Forma Adjustments	Pro Forma Consolidated
ASSETS

Current assets:
Cash and equivalents	$12,724	$-	$-	$12,724

Property and equipment, net	-	28,250	-	28,250

Total assets	$12,724	$28,250	$-	$40,974

LIABILITIES AND STOCKHOLDERS’ DEFICIT

Current liabilities:
Accounts payable	$63,584	$-	$-	$63,584
Short-term notes payable, related party	100	28,250	-	28,350
Total current liabilities	63,684	28,250	-	91,934

Stockholders’ equity (deficit):
Preferred stock, 1,000,000 shares authorized, -0- shares issued and outstanding	-	-	-	-
Common stock, 500,000,000 shares authorized, 107,609,530 shares issued and outstanding on a pro forma basis	101,150	3,000	-	104,150
Additional paid-in capital	402,140	(3,000)	-	399,140
Accumulated deficit	(554,250)	-	-	(554,250)

Total stockholders’ (deficit)	$(50,960)	$-	$-	$(50,960)

Total liabilities and stockholders’ (deficit)	$12,724	$28,250	$-	$40,974

PRO FORMA CONSOLIDATED STATEMENTS OF OPERATIONS

December 31, 2014

	Blue Water Bar & Grill, Inc. 12/31/14	Blue Water Bar & Grill, N.V. 12/31/14	Pro Forma Adjustments	Pro Forma Consolidated

Revenues, net	$10,000	$-	$-	$10,000

Cost of revenues	-	-	-	-

Gross profit	10,000	-	-	10,000

Operating expenses:
General and administrative	2,885	-	-	2,885
Accounting fees	5,000	-	-	5,000
Consulting fees	275	-	-	275
Legal fees	73,000	-	-	73,000
Total operating expenses	81,160	-	-	81,160

(Loss) from operations	(71,160)	-	-	(71,160)

Other income (expense):
Interest expense	(10)	-	-	(10)
Total other income (expense)	(10)	-	-	(10)

Net (loss)	$(71,170)	$-	$-	$(71,170)

Loss per share, basic and diluted	(0.00)	0.00	-	(0.00)

Weighted average number of common shares outstanding, basic and diluted	101,150,000	30	-	101,150,130